UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21637

Name of Fund: BlackRock Diversified Income Strategies Fund, Inc. (DVF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Diversified Income Strategies Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2012

Date of reporting period: 05/31/2012

Item 1 – Schedule of Investments

Consolidated Schedule of Investments May 31, 2012 (Unaudited)	BlackRock Diversified Income Strategies Fund, Inc. (DVF) (Percentages shown are based on Net Assets)

		Par (000)	Value
Asset-Backed Securities
American Airlines Pass-Through
Trust, Series 2011-2, Class A,
8.63%, 4/15/23	USD	129	$135,527
Fraser Sullivan CLO Ltd., Series
2012-7A, Class C, 4.47%,
4/20/23 (a)(b)		230	204,355
Gannett Peak CLO Ltd., Series
2006-1X, Class A2, 0.83%,
10/27/20 (b)		280	228,200
Goldentree Loan Opportunities VI
Ltd., Series 2012-6A, Class D,
4.61%, 4/17/22 (a)(b)		375	346,763
LCM LP, Series 11A, Class D2,
4.28%, 4/19/22 (a)(b)		400	356,800
MAPS CLO Fund LLC, Series 2005-
1A, Class C, 1.42%, 12/21/17
(a)(b)		275	259,710
Race Point CLO, Series 2012-6A,
Class D, 4.97%, 5/24/23 (a)(b)		250	234,050
Symphony CLO Ltd., Series 2012-
9A, Class D, 4.62%, 4/16/22
(a)(b)		500	463,850
Total Asset-Backed Securities – 1.7%			2,229,255

		Shares
Common Stocks
Auto Components — 0.7%
Delphi Automotive Plc		32,726	950,047
Diversified Financial Services — 1.0%
Kcad Holdings I Ltd.		170,157,152	1,348,836
Electrical Equipment — 0.0%
Medis Technologies Ltd. (c)		176,126	652
Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc. (c)		688	34
Metals & Mining — 0.1%
Euramax International		468	135,575
Paper & Forest Products — 0.3%
Ainsworth Lumber Co. Ltd. (a)(c)		275,167	325,027
Software — 0.0%
Bankruptcy Management
Solutions, Inc.		536	16
HMH Holdings/EduMedia		45,526	455
			471
Total Common Stocks – 2.1%			2,760,642

		Par (000)	Value
Corporate Bonds
Airlines — 0.3%
Delta Air Lines, Inc., Series 2009-
1, Class B, 9.75%, 6/17/18	USD	55	$59,217
United Air Lines, Inc., 12.75%,
7/15/12		295	297,570
			356,787
Auto Components — 0.9%
Icahn Enterprises LP:
7.75%, 1/15/16		735	771,750
8.00%, 1/15/18		330	349,387
			1,121,137
Capital Markets — 0.1%
E*Trade Financial Corp., 2.36%,
8/31/19 (a)(d)(e)		83	70,031
KKR Group Finance Co., 6.38%,
9/29/20 (a)		80	86,107
			156,138
Chemicals — 0.4%
Hexion US Finance Corp., 6.63%,
4/15/20 (a)		260	263,250
Ineos Finance Plc (a):
8.38%, 2/15/19		115	118,162
7.50%, 5/01/20		170	168,300
			549,712
Commercial Banks — 0.1%
CIT Group, Inc., 7.00%, 5/02/16 (a)		130	129,838
Commercial Services & Supplies — 0.3%
ARAMARK Corp., 3.97%, 2/01/15 (b)		65	64,675
AWAS Aviation Capital Ltd., 7.00%,
10/17/16 (a)		324	334,968
Brickman Group Holdings, Inc.,
9.13%, 11/01/18 (a)		14	13,440
			413,083
Consumer Finance — 0.3%
Inmarsat Finance Plc, 7.38%,
12/01/17 (a)		350	372,750
Diversified Financial Services — 1.0%
Ally Financial, Inc.:
7.50%, 12/31/13		20	21,200
2.69%, 12/01/14 (b)		325	311,330
7.50%, 9/15/20		160	175,600
8.00%, 11/01/31		70	78,750
8.00%, 11/01/31		80	89,413
Reynolds Group Issuer, Inc. (a):
7.75%, 10/15/16	EUR	200	254,101
6.88%, 2/15/21	USD	380	385,700
			1,316,094

BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.	MAY 31, 2012	1

Consolidated Schedule of Investments (continued)	BlackRock Diversified Income Strategies Fund, Inc. (DVF) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds
Diversified Telecommunication Services — 0.1%
ITC Deltacom, Inc., 10.50%,
4/01/16	USD	180	$189,450
Health Care Providers & Services — 0.5%
HCA, Inc., 6.50%, 2/15/20		420	443,625
Tenet Healthcare Corp., 6.25%,
11/01/18 (a)		195	196,950
			640,575
Health Care Technology — 0.6%
IMS Health, Inc., 12.50%, 3/01/18 (a)		700	819,000
Hotels, Restaurants & Leisure — 0.5%
Little Traverse Bay Bands of Odawa
Indians, 9.00%, 8/31/20 (a)		192	174,720
Travelport LLC:
5.11%, 9/01/14 (b)		665	420,612
9.88%, 9/01/14		145	101,138
			696,470
Household Durables — 0.4%
Beazer Homes USA, Inc., 12.00%,
10/15/17		430	463,325
Independent Power Producers & Energy Traders — 1.6%
Calpine Corp., 7.25%, 10/15/17 (a)		325	342,875
Energy Future Holdings Corp.,
10.00%, 1/15/20		285	302,813
Energy Future Intermediate
Holding Co. LLC, 10.00%,
12/01/20		1,405	1,513,887
			2,159,575
Industrial Conglomerates — 0.6%
Sequa Corp., 13.50%, 12/01/15 (a)		722	765,765
Machinery — 0.1%
UR Financing Escrow Corp., 5.75%,
7/15/18 (a)		85	86,488
Media — 2.0%
AMC Networks, Inc., 7.75%,
7/15/21 (a)		110	122,100
Checkout Holding Corp., 29.19%,
11/15/15 (a)(d)		325	126,750
Clear Channel Worldwide Holdings,
Inc., Series B, 9.25%, 12/15/17		884	950,300
NAI Entertainment Holdings LLC,
8.25%, 12/15/17 (a)		300	327,000
Unitymedia Hessen GmbH & Co.
KG, 8.13%, 12/01/17 (a)		1,000	1,055,000
			2,581,150
Oil, Gas & Consumable Fuels — 0.2%
Coffeyville Resources LLC, 9.00%,
4/01/15 (a)		60	63,900

		Par (000)	Value
Corporate Bonds
Oil, Gas & Consumable Fuels (concluded)
Everest Acquisition LLC/Everest
Acquisition Finance, Inc., 6.88%,
5/01/19 (a)	USD	175	$179,375
			243,275
Paper & Forest Products — 0.5%
Ainsworth Lumber Co. Ltd.,
11.00%, 7/29/15 (a)(f)		296	239,523
Clearwater Paper Corp., 10.63%,
6/15/16		190	211,850
Longview Fibre Paper & Packaging,
Inc., 8.00%, 6/01/16 (a)		165	163,763
			615,136
Pharmaceuticals — 0.1%
Valeant Pharmaceuticals International,
6.50%, 7/15/16 (a)		195	198,900
Real Estate Management & Development — 0.1%
Realogy Corp., 7.63%, 1/15/20 (a)		175	179,812
Wireless Telecommunication Services — 2.0%
Cricket Communications, Inc.,
7.75%, 5/15/16		850	896,750
Digicel Group Ltd. (a):
9.13%, 1/15/15		279	274,815
8.25%, 9/01/17		255	256,275
iPCS, Inc., 2.59%, 5/01/13 (b)		200	196,000
Sprint Nextel Corp. (a):
9.00%, 11/15/18		380	411,350
7.00%, 3/01/20		585	589,387
			2,624,577
Total Corporate Bonds – 12.7%			16,679,037

Floating Rate Loan Interests (b)
Aerospace & Defense — 1.8%
DynCorp International, Term Loan
B, 6.25%, 7/07/16		324	322,665
SI Organization, Inc., New Term
Loan B, 4.50%, 11/22/16		416	405,009
Spirit Aerosystems, Inc., Term Loan
B, 3.75%, 4/18/19		430	429,033
TransDigm, Inc.:
Add on Term Loan B2, 4.00%,
2/14/17		190	188,340
Term Loan (First Lien), 4.00%,
2/14/17		754	747,313
Wesco Aircraft Hardware Corp.,
Term Loan B, 4.25%, 4/07/17		337	335,920
			2,428,280
Airlines — 0.8%
Delta Air Lines, Inc., Credit - New
Term Loan B, 5.50%, 4/20/17		995	989,403

BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.	MAY 31, 2012	2

Consolidated Schedule of Investments (continued)	BlackRock Diversified Income Strategies Fund, Inc. (DVF) (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (b)
Auto Components — 3.4%
Allison Transmission, Inc., Term
Loan B, 2.74%, 8/07/14	USD	1,352	$1,325,941
August LuxUK Holding Co. Sarl,
Luxco Term Loan, 6.25%,
4/27/18		59	59,496
Autoparts Holdings Ltd., First Lien
Term Loan, 6.50%, 7/28/17		697	673,864
Federal-Mogul Corp.:
Term Loan B, 2.18%,
12/29/14		706	663,559
Term Loan C, 2.18%,
12/28/15		202	189,718
The Goodyear Tire & Rubber
Company, Term Loan (Second
Lien), 4.75%, 4/30/19		755	730,938
Schaeffler AG, Term Loan C2,
6.00%, 1/27/17		480	477,600
UCI International, Inc., Term Loan,
5.50%, 7/26/17		346	344,761
			4,465,877
Biotechnology — 0.5%
Grifols, Inc., Term Loan B, 4.50%,
6/01/17		700	689,913
Building Products — 3.1%
Armstrong World Industries, Inc.,
Term Loan B, 4.00%, 3/09/18		834	824,074
CPG International, Inc., Term Loan
B, 6.00%, 2/18/17		839	807,898
Goodman Global, Inc., Initial Term
Loan (First Lien), 5.75%,
10/28/16		2,094	2,086,521
Momentive Performance
Materials, Inc. (Nautilus),
Extended Term Loan, 3.89%,
5/05/15	EUR	314	356,939
			4,075,432
Capital Markets — 1.7%
American Capital Ltd., Term Loan
B, 7.50%, 12/31/13	USD	70	69,452
HarbourVest Partners, Term Loan
(First Lien), 6.25%, 12/16/16		799	799,363
Nuveen Investments, Inc.:
(First Lien), Term Loan, 5.97%,
5/13/17		438	430,314
Incremental Term Loan,
7.25%, 5/13/17		85	84,787
Term Loan, 5.97%, 5/12/17		862	849,953
			2,233,869
Chemicals — 7.0%
American Rock Salt Holdings LLC,
Term Loan, 5.50%, 4/25/17		604	572,449
Ashland, Inc., Term Loan B, 3.75%,
8/23/18		363	360,748

		Par (000)	Value
Floating Rate Loan Interests (b)
Chemicals (concluded)
Chemtura Corp., Exit Term Loan B,
5.50%, 8/27/16	USD	700	$699,419
Gentek, Inc., Term Loan B, 5.00% -
5.75%, 10/06/15		445	445,006
Ineos US Finance LLC:
3 Year Term Loan, 5.50%,
5/04/15		95	94,466
6 year Term Loan, 6.50%,
5/04/18		3,300	3,232,218
MDI Holdings LLC, Tranche C Term
Loan, 2.58%, 4/11/14	EUR	209	255,364
Nexeo Solutions LLC, Term Loan B,
5.00% - 5.75%, 9/08/17	USD	594	578,408
PolyOne Corp., Term Loan, 5.00%,
12/20/17		195	193,966
PQ Corp.(FKA Niagara Acquisition,
Inc.), 3.99%, 7/30/14		1,077	1,032,545
Styron Sarl LLC, Term Loan B,
6.00% - 6.75%, 8/02/17		279	249,234
Tronox Worldwide LLC,
Term Loan B, 4.25%, 2/08/18		613	602,132
Univar, Inc., Term Loan B, 5.00%,
6/30/17		935	908,840
			9,224,795
Commercial Services & Supplies — 4.6%
ACCO Brands Corp., Term Loan B,
4.25%, 4/30/19		905	904,318
Altegrity, Inc.(FKA US
Investigations Services), Tranche
D Term Loan, 7.75%, 2/20/15		721	715,421
ARAMARK Corp.:
Extended Term Loan B, 3.49%,
7/26/16		148	145,796
Extended Term Loan C, 3.49%
- 3.72%, 7/26/16		86	84,659
Letter of Credit, 3.34%,
7/26/16		10	9,588
Letter of Credit Facility, 3.49%,
7/26/16		7	6,820
AWAS Finance Luxembourg Sarl,
Term Loan B, 5.25%, 6/10/16		404	401,828
Delos Aircraft, Inc., Term Loan B2,
4.75%, 4/12/16		925	923,844
KAR Auction Services, Inc., Term
Loan B, 5.00%, 5/19/17		1,241	1,237,523
Protection One Alarm Monitoring,
Inc., Term Loan, 5.75%,
3/16/19		595	590,288
Synagro Technologies, Inc., Term
Loan B, 2.24%, 4/02/14		634	553,138
Volume Services America, Inc.,
Term Loan B, 10.50% - 11.75%,
9/16/16		493	489,629
			6,062,852

BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.	MAY 31, 2012	3

Consolidated Schedule of Investments (continued)	BlackRock Diversified Income Strategies Fund, Inc. (DVF) (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (b)
Communications Equipment — 1.9%
Avaya, Inc.:
Term Loan B1, 3.22%,
10/24/14	USD	616	$579,920
Term Loan B3, 4.97%,
10/26/17		369	325,205
CommScope, Inc., Term Loan B,
4.25%, 1/12/18		766	761,169
Telesat LLC, Term Loan B, 4.25%,
3/26/19		785	774,489
			2,440,783
Construction & Engineering — 0.9%
BakerCorp. International, Inc.,
Term Loan B, 4.75%, 6/01/18		432	426,647
Safway Services LLC, First Out
Tranche Loan, 9.00%, 12/16/17		800	800,000
			1,226,647
Construction Materials — 1.8%
HD Supply, Inc., Senior Debt B,
7.25%, 10/12/17		2,360	2,369,440
Consumer Finance — 1.6%
Springleaf Finance Corp.(FKA AGFS
Funding Co.), Term Loan, 5.50%,
5/10/17		2,270	2,093,122
Containers & Packaging — 0.6%
Sealed Air Corp., Term Loan B,
4.75%, 10/03/18		761	762,009
Diversified Consumer Services — 4.1%
Coinmach Service Corp., Term
Loan B, 3.24%, 11/20/14		1,332	1,238,896
Education Management LLC, Term
Loan C3, 8.25%, 3/29/18		325	318,175
Laureate Education, Inc., Extended
Term Loan, 5.25%, 8/15/18		1,899	1,819,026
ServiceMaster Co.:
Delayed Draw Term Loan,
2.74%, 7/24/14		120	116,528
Term Loan, 2.74% - 2.99%,
7/24/14		1,202	1,170,169
Weight Watchers International,
Inc., Term Loan F, 4.00%,
3/12/19		735	721,402
			5,384,196
Diversified Financial Services — 1.4%
Reynolds Group Holdings, Inc.:
Tranche B Term Loan, 6.50%,
2/09/18		563	563,347
Tranche C Term Loan, 6.50%,
8/09/18		1,278	1,281,412
			1,844,759

		Par (000)	Value
Floating Rate Loan Interests (b)
Diversified Telecommunication Services — 4.7%
Hawaiian Telcom Communications,
Inc., Term Loan B, 7.00%,
2/28/17	USD	1,105	$1,089,806
Integra Telecom Holdings, Inc.,
Term Loan B, 9.25%, 4/15/15		811	785,062
Level 3 Financing, Inc.:
Term Loan B2, 5.75%,
9/03/18		1,675	1,659,155
Term Loan B3, 5.75%,
8/31/18		750	742,905
Tranche A Term Loan, 2.49% -
2.72%, 3/13/14		1,175	1,143,181
US Telepacific Corp., Term Loan B,
5.75%, 2/23/17		743	699,606
			6,119,715
Electronic Equipment, Instruments & Components — 1.1%
CDW LLC, Extended Term Loan,
4.00%, 7/14/17		673	643,350
Flextronics International Ltd. Delay
Draw:
Term Loan A-2, 2.49%,
10/01/14		24	23,356
Term Loan A-3, 2.49%,
10/01/14		20	20,019
Sensata Technologies Finance Co.
LLC, Term Loan, 4.00%,
5/11/18		738	725,991
			1,412,716
Energy Equipment & Services — 2.9%
Dynegy Midwest Generation LLC,
Coal Co. Term Loan, 9.25%,
8/04/16		483	492,603
Dynegy Power LLC, Gas Co. Term
Loan, 9.25%, 8/04/16		611	629,856
MEG Energy Corp., Term Loan B,
4.00%, 3/16/18		1,592	1,572,960
Tervita Corp. (FKA CCS Corp.):
Incremental Term Loan,
6.50%, 10/17/14		369	367,230
Term Loan B, 3.24%,
11/14/14		794	761,726
			3,824,375
Food & Staples Retailing — 1.5%
AB Acquisitions UK Topco 2 Ltd.,
Facility B1, 3.58%, 7/09/15	GBP	750	1,067,185
Bolthouse Farms, Inc., Term Loan
(First Lien), 5.50% - 5.75%,
2/11/16	USD	242	242,035
US Foods, Inc. (FKA US
Foodservice, Inc.), Term Loan B,
2.74%, 7/03/14		752	726,427
			2,035,647

BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.	MAY 31, 2012	4

Consolidated Schedule of Investments (continued)	BlackRock Diversified Income Strategies Fund, Inc. (DVF) (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (b)
Food Products — 3.1%
Advance Pierre Foods:
Term Loan (First Lien), 7.00%,
9/30/16	USD	826	$827,037
Term Loan (Second Lien),
11.25%, 9/29/17		550	552,920
Del Monte Corp., Term Loan,
4.50%, 3/08/18		1,231	1,200,150
Michael Foods Group, Inc., Term
Loan B, 4.25% - 5.25%,
2/23/18		162	161,247
Pinnacle Foods Finance LLC:
Term Loan E, 4.75%,
10/17/18		548	543,531
Tranche B Term Loan, 3.74% -
3.97%, 10/03/16		45	44,186
Solvest Ltd. (Dole):
Tranche B-2 Term Loan,
5.00% - 6.00%, 7/06/18		266	264,577
Tranche C-2 Term Loan, 5.00%
- 6.00%, 7/06/18		475	473,455
			4,067,103
Health Care Equipment & Supplies — 3.3%
Bausch & Lomb, Inc., Term Loan B,
5.25%, 5/17/19		1,290	1,266,729
Biomet, Inc., Term Loan B, 3.24% -
3.47%, 3/25/15		193	188,934
DJO Finance LLC:
Term Loan B2, 5.24%,
11/01/16		199	197,340
Term Loan B3, 6.25%,
9/15/17		1,120	1,106,470
Hupah Finance Inc., Term Loan B,
6.25%, 1/21/19		380	381,189
Iasis Healthcare LLC, Term Loan,
5.00%, 5/03/18		368	362,568
Immucor, Inc., Term Loan B,
7.25%, 8/17/18		871	868,997
			4,372,227
Health Care Providers & Services — 4.4%
CHS/Community Health Systems,
Inc., Non-Extended Term Loan,
2.49% - 2.72%, 7/25/14		442	433,331
ConvaTec, Inc., Term Loan, 5.75%,
12/22/16		581	576,301
DaVita, Inc., Term Loan B, 4.50%,
10/20/16		920	913,721
Emergency Medical Services, Term
Loan, 5.25% - 6.00%, 5/25/18		754	743,719
Harden Healthcare LLC:
Term Loan A, 8.50%, 3/02/15		304	298,217
Tranche A Additional Term
Loan, 7.75%, 3/02/15		485	475,581
HCA, Inc.:
Tranche B-2 Term Loan,
3.72%, 3/31/17		57	55,061

		Par (000)	Value
Floating Rate Loan Interests (b)
Health Care Providers & Services (concluded)
HCA, Inc. (concluded):
Tranche B-3 Term Loan,
3.49%, 5/01/18	USD	104	$100,344
inVentiv Health, Inc.:
Combined Term Loan, 6.50%,
8/04/16		378	353,835
Incremental Term Loan B-3,
6.75%, 5/15/18		541	513,511
Medpace, Inc., Term Loan, 6.50% -
7.25%, 6/16/17		596	571,680
Vanguard Health Holding Co. II LLC
(Vanguard Health Systems, Inc.),
Term Loan B, 5.00%, 1/29/16		65	64,375
Wolverine Healthcare, Term Loan
B, 1.00%, 5/12/17		635	624,681
			5,724,357
Health Care Technology — 1.3%
IMS Health, Inc., Term Loan B,
4.50%, 8/25/17		582	576,768
Kinetic Concepts, Inc., Term Loan
B, 7.00%, 5/04/18		763	767,384
MedAssets, Inc., Term Loan,
5.25%, 11/16/16		394	391,729
			1,735,881
Hotels, Restaurants & Leisure — 7.2%
Alpha D2 Ltd.:
Term Loan B, 5.75%, 4/28/17		310	309,160
Term Loan B, 5.75%, 6/08/18		190	188,020
Ameristar Casinos, Inc., Term Loan
B, 4.00%, 4/16/18		588	584,219
Boyd Gaming Corp., Incremental
Term Loan, 6.00%, 12/17/15		420	421,635
Caesars Entertainment Operating Co.,
Inc.:
Extended Term Loan B6,
5.49%, 1/26/18		100	88,016
Incremental Term Loan B4,
9.50%, 10/31/16		635	639,272
Term Loan B1, 3.24%,
1/28/15		3	3,116
Term Loan B3, 3.24% - 3.47%,
1/28/15		2,550	2,326,651
DineEquity, Inc., Term Loan B,
10/19/17		40	39,661
Dunkin' Brands, Inc., Term Loan B,
4.00%, 11/23/17		1,048	1,035,033
Golden Living, Term Loan, 5.00%,
5/04/18		152	141,182
OSI Restaurant Partners LLC:
Revolver, 2.54% - 4.50%,
6/14/13		4	4,384
Term Loan B, 2.56% - 4.50%,
6/14/14		45	44,329
Sabre, Inc., Non Extended Initial
Term Loan, 2.24%, 9/30/14		245	232,801

BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.	MAY 31, 2012	5

Consolidated Schedule of Investments (continued)	BlackRock Diversified Income Strategies Fund, Inc. (DVF) (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (b)
Hotels, Restaurants & Leisure (concluded)
SeaWorld Parks & Entertainment,
Inc.(FKA SW Acquisitions Co.,
Inc.), Term Loan B, 4.00%,
8/17/17	USD	657	$646,964
Six Flags Theme Parks, Inc.,
Tranche B Term Loan (First
Lien), 4.25%, 12/20/18		735	727,128
Station Casinos, Inc., Term Loan
B1, 3.24%, 6/17/16		415	389,763
Twin River Worldwide Holdings,
Inc., Term Loan, 8.50%,
11/05/15		363	363,604
Wendy's International, Inc.:
Delayed Draw Term Loan,
0.50%, 5/15/19		568	560,595
Term Loan B, 4.75%, 5/15/19		712	702,496
			9,448,029
Household Products — 0.5%
Prestige Brands, Inc., Term Loan,
5.25% - 6.25%, 1/31/19		648	648,015
Independent Power Producers & Energy Traders — 0.7%
The AES Corp., Term Loan, 4.25%,
6/01/18		990	978,001
Industrial Conglomerates — 2.2%
Schrader International, Term Loan
B, 6.25%, 4/27/18		46	45,767
Sequa Corp.:
Incremental Term Loan,
6.25%, 12/03/14		319	318,402
Term Loan, 3.72%, 12/03/14		2,537	2,487,067
			2,851,236
Insurance — 0.8%
Asurion LLC, Term Loan (First
Lien), 5.50%, 5/24/18		318	312,308
CNO Financial Group, Inc., Term
Loan B, 6.25%, 9/30/16		786	782,520
			1,094,828
Internet Software & Services — 0.4%
Web.com Group, Inc., Term Loan
B, 7.00%, 10/27/17		569	562,483
IT Services — 5.4%
Ceridian Corp., Term Loan, 3.24%,
11/10/14		740	699,252
First Data Corp.:
Extended Term Loan B, 4.24%,
3/23/18		3,574	3,229,087
Term Loan B-1, 2.99%,
9/24/14		407	385,209
Term Loan B-3, 2.99%,
9/24/14		80	75,190
InfoGroup Inc., Term Loan B,
5.75%, 5/25/18		345	306,867

		Par (000)	Value
Floating Rate Loan Interests (b)
IT Services (concluded)
iPayment, Inc., Term Loan B,
5.75%, 5/08/17	USD	330	$329,674
NeuStar, Inc., Term Loan B, 5.00%,
11/08/18		433	433,907
SunGard Data Systems, Inc. (Solar
Capital Corp.), Tranche B Term
Loan, 3.86% - 4.09%, 2/26/16		150	148,159
TransUnion LLC, Term Loan B,
5.50%, 2/12/18		1,454	1,459,681
			7,067,026
Leisure Equipment & Products — 1.1%
Eastman Kodak Co., DIP Term
Loan B, 8.50%, 7/19/13		411	411,367
EB Sports Corp., Term Loan,
11.50%, 12/31/15		562	551,026
Freedom Group, Inc., Term Loan,
5.50%, 4/12/19		425	423,406
			1,385,799
Machinery — 2.6%
Harbor Freight Tools USA, Inc.,
Term Loan B, 5.50%, 11/10/17		510	505,155
Rexnord Corp., Term Loan B,
5.00%, 4/02/18		349	347,030
Terex Corp.:
Term Loan, 6.00%, 4/28/17	EUR	65	78,971
Term Loan B, 5.50%, 4/28/17	USD	637	636,754
Tomkins LLC, Term Loan B, 4.25%,
9/29/16		1,345	1,337,809
Wabash National Corp., Term Loan
B, 6.00%, 5/02/19		580	574,200
			3,479,919
Media — 17.2%
Acosta, Inc., Term Loan, 4.75%,
3/01/18		246	242,742
Affinion Group, Inc., Term Loan B,
5.00%, 7/16/15		269	248,499
AMC Entertainment, Inc., Term
Loan B3, 4.25%, 2/22/18		349	347,016
AMC Networks, Inc., Term Loan B,
4.00%, 12/31/18		794	786,560
Atlantic Broadband Finance LLC,
1st Lien Term Loan, 5.25%,
4/04/19		485	482,662
Bresnan Telecommunications Co.
LLC, Term Loan B, 4.50% -
5.25%, 12/14/17		1,358	1,331,783
Capsugel Healthcare Ltd., Term
Loan, 5.25%, 8/01/18		619	618,113
Catalina Marketing Corp.,
Extended Term Loan B, 5.74%,
10/31/17		567	544,797
Cengage Learning Acquisitions, Inc.:
Non-Extended Term Loan,
2.49%, 7/03/14		159	143,938

BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.	MAY 31, 2012	6

Consolidated Schedule of Investments (continued)	BlackRock Diversified Income Strategies Fund, Inc. (DVF) (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (b)
Media (continued)
Cengage Learning Acquisitions, Inc.
(concluded):
Tranche 1 Incremental Term
Loan, 7.50%, 7/03/14	USD	476	$455,615
Charter Communications Operating LLC:
Term Loan C, 3.72%, 9/06/16		790	777,611
Term Loan D, 4.00%, 5/15/19		308	303,094
Clarke American Corp., Term
Facility B, 2.74% - 2.97%,
6/30/14		65	58,765
Clear Channel Communications, Inc.:
Term Loan B, 3.89%, 1/28/16		1,540	1,198,132
Term Loan C, 3.89%, 1/28/16		167	129,285
Cumulus Media, Inc., Term Loan,
5.75%, 9/17/18		548	544,057
EMI Music Publishing Ltd., Term
Loan B, 1.00%, 11/14/17		475	472,031
Gray Television, Inc., Term Loan B,
3.74%, 12/31/14		678	671,599
HMH Publishing Co. Ltd., Term Loan,
0.00% - 6.49%, 6/12/14 (c)(g)		715	396,433
Hubbard Broadcasting, Term Loan
B (Second Lien), 5.25%,
4/28/17		464	460,276
Intelsat Jackson Holdings SA(FKA
Intelsat Jackson Holdings Ltd.),
Tranche B Term Loan, 5.25%,
4/02/18		2,970	2,943,389
Interactive Data Corp., Term Loan
B, 4.50%, 2/12/18		1,411	1,386,062
Kabel Deutschland GmbH, Term
Loan F, 4.25%, 2/01/19		675	663,613
Knology, Inc., Term Loan B, 4.00%,
8/18/17		317	315,198
Lavena Holding 3 GmbH
(Prosiebensat.1 Media AG),
Facility B1, 3.68%, 3/06/15	EUR	304	319,787
LIN Television Corp., Term Loan B,
5.00%, 12/21/18	USD	344	344,282
Newsday LLC, Fixed Rate Term
Loan, 10.50%, 8/01/13		2,000	2,038,760
Nielsen Finance LLC, Class B
Dollar Term Loan, 3.99%,
5/02/16		673	666,825
Sinclair Television Group, Inc.,
Tranche B Term Loan, 4.00%,
10/28/16		717	710,623
Univision Communications, Inc.,
Extended Term Loan, 4.49%,
3/31/17		1,034	947,928
UPC Broadband Holding B.V., Term
Loan U, 4.40%, 12/29/17	EUR	209	252,447
UPC Financing Partnership:
Term Loan, 4.75%, 12/29/17	USD	415	408,567
Term Loan T, 3.74%,
12/30/16		88	87,125

		Par (000)	Value
Floating Rate Loan Interests (b)
Media (concluded)
WC Luxco Sarl, Term Loan B3,
4.25%, 3/15/18	USD	218	$216,132
Weather Channel, Term Loan B,
4.25%, 2/13/17		1,010	1,002,232
			22,515,978
Metals & Mining — 2.6%
Constellium Holding Co. BV, Term
Loan B, 9.25%, 5/22/18		210	204,750
Novelis, Inc., Term Loan, 4.00%,
3/10/17		1,417	1,385,458
SunCoke Energy, Inc.,
Term Loan B, 4.00%, 7/26/18		447	441,043
Walter Energy, Inc., Term Loan B,
4.00%, 4/02/18		1,396	1,340,846
			3,372,097
Multiline Retail — 2.1%
99 Cents Only Stores, Term Loan
B, 5.25% - 6.25%, 1/11/19		549	544,708
Dollar General Corp., Tranche B-2
Term Loan, 2.99%, 7/07/14		270	270,234
Hema Holding BV, Second Lien
Term Loan, 5.40%, 1/05/17	EUR	1,400	1,553,663
The Neiman Marcus Group, Inc.,
Term Loan, 4.75%, 5/16/18	USD	355	348,177
			2,716,782
Oil, Gas & Consumable Fuels — 2.8%
Chesapeake Energy Corp.,
Unsecured Term Loan, 8.50%,
12/01/17		975	956,963
EP Energy LLC, Term Loan B,
6.50%, 4/24/18		460	460,290
EquiPower Resources Holdings
LLC, Term Loan B, 5.75%,
1/26/18		771	755,506
Gibson Energy, Term Loan B,
4.75%, 6/15/18		844	838,352
Obsidian Natural Gas Trust, Term
Loan, 7.00%, 11/02/15		630	630,300
			3,641,411
Paper & Forest Products — 0.2%
NewPage Corp., DIP Term Loan,
8.00%, 3/07/13 (c)(g)		200	201,584
Pharmaceuticals — 3.8%
Aptalis Pharma, Inc., Term Loan B,
5.50%, 2/10/17		1,037	1,002,658
Pharmaceutical Product
Development, Inc., Term Loan B,
6.25%, 12/05/18		1,477	1,477,228
Quintiles Transnational Corp.,
Term Loan B, 5.00%, 6/08/18		685	674,340
RPI Finance Trust:
Incremental Tranche 2 Term
Loan, 4.00%, 11/09/18		95	94,169

BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.	MAY 31, 2012	7

Consolidated Schedule of Investments (continued)	BlackRock Diversified Income Strategies Fund, Inc. (DVF) (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (b)
Pharmaceuticals (concluded)
RPI Finance Trust (concluded):
Term Loan Tranche 2, 4.00%,
5/09/18	USD	495	$492,357
Valeant Pharmaceuticals
International, Add-On Term Loan
B, 3.75%, 2/13/19		835	816,004
Warner Chilcott Corp.:
Term Loan B-1, 4.25%,
3/15/18		317	314,373
Term Loan B-2, 4.25%,
3/15/18		158	157,187
			5,028,316
Professional Services — 1.0%
Booz Allen Hamilton, Inc., Tranche
B Term Loan, 3.75%, 8/03/17		131	130,850
Emdeon, Inc., Term Loan B, 6.75%,
11/02/18		863	861,274
ON Assignment, Inc., Term Loan B,
5.00%, 5/15/19		295	291,681
			1,283,805
Real Estate Investment Trusts (REITs) — 1.0%
iStar Financial, Inc.:
Term Loan A1, 5.00%,
6/28/13		1,245	1,239,150
Term Loan A2, 7.00%,
6/30/14		40	39,900
			1,279,050
Real Estate Management & Development — 1.6%
Realogy Corp.:
Extended Synthetic Letter of
Credit, 3.24%, 10/10/13		27	25,064
Extended Synthetic Letter of
Credit Loan, 4.49%,
10/10/16		95	87,000
Extended Term Loan, 4.49%,
10/10/16		2,051	1,869,110
Stockbridge SBE Holdings LLC,
Term Loan B, 13.00%, 5/02/17		90	88,650
			2,069,824
Road & Rail — 0.8%
Avis Budget Car Rental LLC,
Incremental Term Loan, 6.25%,
9/21/18		328	327,675
RailAmerica, Inc., Term Loan B,
4.00%, 3/01/19		465	462,870
Road Infrastructure Investment
LLC, Term Loan B, 6.25%,
3/30/18		250	246,250
			1,036,795

		Par (000)	Value
Floating Rate Loan Interests (b)
Semiconductors & Semiconductor Equipment — 0.9%
Freescale Semiconductor, Inc.,
Extended Term Loan B, 4.49%,
12/01/16	USD	880	$824,993
NXP B.V., Term Loan A-2, 5.50%,
3/03/17		357	351,915
			1,176,908
Software — 3.2%
Blackboard, Inc., Term Loan B,
7.50%, 10/04/18		244	232,933
Lawson Software, Inc., Term Loan
B, 6.25%, 4/05/18		1,880	1,876,315
Magic Newco LLC, Second Lien
Term Loan, 12.00%, 12/06/19		120	115,900
Sophia, LP, Term Loan B, 6.25%,
7/19/18		555	555,993
SS&C Technologies:
Term Loan B-1, 5.00%,
5/11/19		965	961,537
Term Loan B-2, 5.00%,
5/13/19		100	99,469
Vertafore, Inc., Term Loan B,
5.25%, 7/29/16		331	327,506
			4,169,653
Specialty Retail — 5.6%
Academy Ltd., Term Loan, 6.00%,
8/03/18		898	897,750
Bass Pro Group LLC, Term Loan,
5.25% - 6.25%, 6/13/17		596	593,963
Burlington Coat Factory
Warehouse Corp., Term Loan B,
5.50% - 6.50%, 2/28/17		306	303,026
Claire's Stores, Inc., Term Loan B,
2.99% - 3.22%, 5/29/14		653	607,554
General Nutrition Centers, Inc.,
Term Loan B, 4.25%, 3/02/18		895	884,296
The Gymboree Corp., Term Loan,
5.00%, 2/23/18		132	121,775
Jo-Ann Stores, Inc., Term Loan B,
4.75%, 3/16/18		276	272,895
Michaels Stores, Inc.:
Extended Term Loan B3,
5.00%, 7/29/16		223	221,441
Term Loan B2, 5.00%,
7/29/16		671	667,379
Petco Animal Supplies, Inc., Term
Loan B, 4.50%, 11/24/17		1,032	1,017,954
Things Remembered, Inc., New
Term Loan B, 8.00%, 5/21/18		330	323,400
Toys ‘R’ Us Delaware, Inc.:
Term Loan, 6.00%, 9/01/16		332	324,383
Term Loan B2, 5.25%,
5/25/18		198	189,090
Term Loan B3, 5.25%,
5/25/18		205	194,238

BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.	MAY 31, 2012	8

Consolidated Schedule of Investments (continued)	BlackRock Diversified Income Strategies Fund, Inc. (DVF) (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (b)
Specialty Retail (concluded)
The Yankee Candle Co., Inc., New
Term Loan B, 5.25%, 4/02/19	USD	675	$669,769
			7,288,913
Textiles, Apparel & Luxury Goods — 0.7%
Ascend Performance Materials
LLC, Term Loan B, 6.75%,
4/10/18		975	947,378
Wireless Telecommunication Services — 2.3%
Crown Castle International Corp.,
Term Loan B, 4.00%, 1/31/19		983	967,800
MetroPCS Wireless, Inc.:
Term Loan B-3, 4.00%,
3/16/18		148	143,492
Tranche B-2 Term Loan,
4.07%, 11/03/16		500	487,984
Vodafone Americas Finance 2, Inc.:
Term Loan, 6.88%, 8/11/15 (f)		1,211	1,229,168
Term Loan B, 6.25%, 7/11/16		206	209,344
			3,037,788
Total Floating Rate Loan Interests – 124.2%			162,865,016

Other Interests (h)
		Beneficial Interest (000)
Auto Components — 0.0%
Intermet Liquidating Trust, Class A (c)		256	—
Chemicals — 0.0%
Wellman Holdings, Inc., Litigation
Trust Certificate (c)		3,000	30
Diversified Financial Services — 0.5%
JG Wentworth LLC Preferred Equity
Interests (c)		- (i)	647,741
Hotels, Restaurants & Leisure — 0.0%
Buffets, Inc. (c)		360	4
Household Durables — 1.0%
Stanley Martin, Class B
Membership Units		1	1,280,000
Total Other Interests – 1.5%			1,927,775

	Shares	Value
Preferred Securities
Preferred Stocks
Diversified Financial Services — 0.1%
Ally Financial, Inc., 7.00% (a)	270	$231,508
Total Preferred Stocks – 0.1%		231,508

Trust Preferreds
Diversified Financial Services — 0.1%
GMAC Capital Trust I, Series 2,
8.13%, 2/15/40 (a)	3,160	72,142
Total Preferred Securities – 0.2%		303,650

Warrants (j)
Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc.
(Expires 4/29/14)	304	—
Software — 0.0%
Bankruptcy Management
Solutions, Inc. Expires 9/29/17	357	—
HMH Holdings/EduMedia
(Issued/Exercisable 3/09/10,
0.02 Shares for 1 Warrant,
Expires 3/09/17, Strike Price
$12.26)	4,970	—
		—
Total Warrants – 0.0%		—
Total Long-Term Investments
(Cost – $195,753,018) – 142.4%		186,765,375

Short-Term Securities
Money Market Funds — 1.1%
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.15% (k)(l)	1,439,438	1,439,438
Total Short-Term Securities
(Cost – $1,439,438) – 1.1%		1,439,438

BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.	MAY 31, 2012	9

Consolidated Schedule of Investments (continued)	BlackRock Diversified Income Strategies Fund, Inc. (DVF) (Percentages shown are based on Net Assets)

Options Purchased	Contracts	Value
Over-the-Counter Call Options — 0.0%
Marsico Parent Superholdco LLC,
Strike Price USD 942.86, Expires
12/21/19, Broker Goldman Sachs
Bank USA (a)	13	—
Total Options Purchased
(Cost – $12,711) – 0.0%		—
Total Investments (Cost - $197,205,167*) – 143.5%		188,204,813
Liabilities in Excess of Other Assets – (43.5)%		(57,027,420)
Net Assets – 100.0%		$131,177,393

*	As of May 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$195,315,854
Gross unrealized appreciation	$2,817,237
Gross unrealized depreciation	(9,928,278)
Net unrealized depreciation	$(7,111,041)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Non-income producing security.
(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(e)	Convertible security.
(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(g)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(h)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(i)	Amount is less than $500.
(j)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(k)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at May 31, 2012	Income
BlackRock
Liquidity
Funds,
TempFund,
Institutional
Class	—	1,439,438	1,439,438	$432

(l)	Represents the current yield as of report date.
•	Foreign currency exchange contracts as of May 31, 2012 were as follows:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
				Goldman
				Sachs
				Capital
USD	1,013,323	GBP	635,000	Markets LP	7/18/12	$34,858
EUR	200,000	USD	261,227	UBS AG	7/25/12	(13,848)
USD	3,620,100	EUR	2,742,500	Citibank NA	7/25/12	227,914
	Total					$248,924

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

DIP	Debtor-In-Possession
EBITDA	Earnings Before Interest, Taxes, Depreciation and Amortization
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
USD	US Dollar

•	For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)
BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.	MAY 31, 2012	10

Consolidated Schedule of Investments (continued)	BlackRock Diversified Income Strategies Fund, Inc. (DVF)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of May 31, 2012 in determining the fair valuation of the Fund's investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term
Investments:
Asset-Backed
Securities	—	$135,527	$2,093,728	$2,229,255
Common
Stocks	$325,713	950,063	1,484,866	2,760,642
Corporate
Bonds	—	16,504,317	174,720	16,679,037
Floating Rate
Loan Interests	—	156,021,497	6,843,519	162,865,016
Other Interests	—	—	1,927,775	1,927,775
Preferred
Securities	72,142	231,508	—	303,650
Short-Term
Securities	1,439,438	—	—	1,439,438
Liabilities:
Unfunded Loan
Commitments	—	(164,218)	—	(164,218)
Total	$1,837,293	$173,678,694	$12,524,608	$188,040,595

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency
exchange
contracts	—	$262,772	—	$262,772
Liabilities:
Foreign currency
exchange
contracts	—	(13,848)	—	(13,848)
Total	—	$248,924	—	$248,924

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Funds’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of May 31, 2012 such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash	$51,275	—	—	$51,275
Foreign
currency	201,985	—	—	201,985
Liabilities:
Loan Payable	—	$(50,000,000)	—	(50,000,000)
Total	$253,260	$(50,000,000)	—	$(49,746,740)

There were no transfers between Level 1 and Level 2 during the period ended May 31, 2012.

BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.	MAY 31, 2012	11

Consolidated Schedule of Investments (concluded)	BlackRock Diversified Income Strategies Fund, Inc. (DVF)

The following table summarizes the valuation techniques used and unobservable inputs developed by the BlackRock Global Valuation Methodologies Committee to determine the fair value of certain of the Fund’s Level 3 investments as of May 31, 2012:

	Value	Valuation Techniques	Unobservable Inputs[1]	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs[2]
Assets:
Common Stocks	$1,348,836	Market Comparable Companies	EBITDA Multiple	6.3x	6.3x
Other Interests	1,280,000	Market Comparable Companies	Tangible Book Value	1.11x	1.11x
Total[3]	$2,628,836

[1]	A change to the unobservable input may result in a significant change to the value of the investment as follows:
Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
EBITDA Multiple	Increase	Decrease
Tangible Book Value	Increase	Decrease
[2]	Unobservable inputs are weighted based on the value of the investments included in the range.
[3]	Does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. See above valuation input table for values of such Level 3 investments. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-			Floating Rate
	Backed	Common	Corporate	Loan	Other
	Securities	Stocks	Bonds	Interests	Interests	Warrants	Total
Assets:
Opening balance, as of
August 31, 2011	$2,753,115	$1,701,248	$1,621,040	$12,355,482	$2,550,707	$7	$20,981,599
Transfers into Level 3[1]	—	130,900	—	1,193,892	—	—	1,324,792
Transfers out of Level 3[2]	—		—	(7,199,618)	—	—	(7,199,618)
Accrued discounts/
premiums	33,370	—	1,705	9,441	—	—	44,516
Net realized gain (loss)	(48,393)	5,602	(2,483,821)	14,197	553,993	—	(1,958,422)
Net change in unrealized
appreciation/depreciation[3]	132,761	(482,248)	2,537,256	58,812	(105,006)	(7)	2,141,568
Purchases	1,594,330	136,539	—	1,287,878	9,832	—	3,028,579
Sales	(2,371,455)	(7,175)	(1,501,460)	(876,565)	(1,081,751)	—	(5,838,406)
Closing balance, as of
May 31, 2012	$2,093,728	$1,484,866	$174,720	$6,843,519	$1,927,775	—	$12,524,608

1 As of August 31, 2011, the Fund used observable inputs in determining the value of certain investments. As of May 31, 2012, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $1,324,792 transferred from Level 2 to Level 3 in the disclosure hierarchy.

2 As of August 31, 2011, the Fund used significant unobservable inputs in determining the value of certain investments. As of May 31, 2012, the Fund used observable inputs in determining the value on the same investments. As a result, investments with a beginning of period value of $7,199,618 transferred from Level 3 to Level 2 in the disclosure hierarchy.

3 The change in unrealized appreciation/depreciation on securities still held as of May 31, 2012 was $65,255.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.	MAY 31, 2012	12

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Diversified Income Strategies Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Diversified Income Strategies Fund, Inc.

Date: July 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Diversified Income Strategies Fund, Inc.

Date: July 25, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Diversified Income Strategies Fund, Inc.

Date: July 25, 2012